Schedule I - Additional Information of Parent Company - Condensed Statements of Cash Flows (Parenthetical) (Details) - IPO ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net of issuance cost	¥ 46,931
Parent Company
Condensed Cash Flow Statements Captions [Line Items]
Net of issuance cost	¥ 46,931